Private Placement - Additional Information (Detail) - USD ($)			3 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Mar. 31, 2021
Private Placement [Line Items]
Proceeds from Issuance of Warrants			$ 15,800,000
Issuance of ordinary shares to Sponsor			$ 12,500
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant			1
Warrants, exercise price per share			$ 11.50
Sponsor [Member]
Private Placement [Line Items]
Issuance of ordinary shares to Sponsor	$ 25,000	$ 25,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Proceeds from Issuance of Warrants			$ 15,800,000
Issuance of ordinary shares to Sponsor, Shares		8,000,000
Conversion Price		$ 1.50
Issuance of ordinary shares to Sponsor		$ 12,000,000
Sponsor [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant		1
Warrants, exercise price per share		$ 11.50
Private Placement [Member]
Private Placement [Line Items]
Proceeds from Issuance of Warrants			$ 15,800,000
Number of Class A ordinary share issuable on exercise of each warrant			1
Warrants, exercise price per share			$ 11.50
Over-Allotment Option [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Issuance of ordinary shares to Sponsor, Shares		9,000,000
Issuance of ordinary shares to Sponsor		$ 13,500,000